Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	SRC
Entity Registrant Name	SPIRIT REALTY CAPITAL, INC.
Entity Central Index Key	0001308606